Assets Under Development - MKII conversion costs (Details) - Engineering, Procurement and Construction Agreement. MKII EPC $ in Thousands	Sep. 30, 2024 USD ($)
Other Commitments [Line Items]
2024	$ 190,184
2025	598,362
2026	438,811
2027	428,908
2028	264,101
Total	$ 1,920,366